Investment Risks	Apr. 30, 2026
Corgi Aerospace & Commercial Aviation ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Aerospace & Commercial Aviation ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the aerospace and commercial aviation industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Aerospace & Commercial Aviation ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Aerospace & Commercial Aviation ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Aerospace & Commercial Aviation ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Aerospace & Commercial Aviation ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Aerospace & Commercial Aviation ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Aerospace & Commercial Aviation ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Aerospace & Commercial Aviation ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Aerospace & Commercial Aviation ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Aerospace & Commercial Aviation ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Aerospace & Commercial Aviation ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Aerospace & Commercial Aviation ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Aerospace & Commercial Aviation ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Aerospace & Commercial Aviation ETF | Aviation Safety, Accident, and Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Aviation Safety, Accident, and Disruption Risk.
Companies in the aerospace and commercial aviation industry can be materially impacted by aviation accidents, safety incidents, near miss events, or perceived safety concerns, even when fault is unclear. Such events can trigger fleet groundings, route suspensions, reduced passenger demand, higher insurance and compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and service providers. Weather events, air traffic control constraints, cybersecurity incidents affecting flight operations, airport disruptions, and other operational breakdowns can also reduce capacity, increase delays and cancellations, and pressure margins for air carriers and aviation service companies.

Corgi Aerospace & Commercial Aviation ETF | Aircraft Certification, Program Execution, and Manufacturing Quality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Aircraft Certification, Program Execution, and Manufacturing Quality Risk.
Aerospace manufacturers and key suppliers are exposed to risks that new aircraft, engines, avionics, or major upgrades fail to meet performance, reliability, or certification requirements, or experience delays in testing, regulatory approvals, and production ramp. A single program issue can lead to costly rework, warranty and penalty claims, customer delivery deferrals, and lost market share, and can ripple through the supply chain. The industry also relies on complex, often capacity constrained supplier networks for critical parts and materials, so shortages, single source dependencies, labor constraints, or quality escapes can disrupt build schedules and aftermarket support, reducing revenue and cash flow.

Corgi Aerospace & Commercial Aviation ETF | Commercial Air Travel and Air Cargo Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commercial Air Travel and Air Cargo Cyclicality Risk.
The revenues of airlines, leasing platforms, and many aviation suppliers are sensitive to passenger traffic, business travel, tourism, and global trade, which can decline sharply during recessions, pandemics, geopolitical shocks, terrorism concerns, or changes in travel policy. The industry has high fixed costs and operating leverage, so modest demand shortfalls can meaningfully compress profitability and increase default risk for highly levered carriers or lessees. Volatile fuel prices, foreign exchange moves, and interest rate changes can further pressure margins and aircraft financing costs, potentially reducing fleet expansion and lowering demand for aircraft, engines, parts, and MRO services.

Corgi Aerospace & Commercial Aviation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Aerospace & Commercial Aviation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi AI Cybersecurity ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AI Cybersecurity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the AI cybersecurity industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi AI Cybersecurity ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi AI Cybersecurity ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi AI Cybersecurity ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi AI Cybersecurity ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi AI Cybersecurity ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi AI Cybersecurity ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi AI Cybersecurity ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi AI Cybersecurity ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi AI Cybersecurity ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi AI Cybersecurity ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AI Cybersecurity ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi AI Cybersecurity ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi AI Cybersecurity ETF | AIEnabled Threat Evolution and Security Effectiveness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI-Enabled Threat Evolution and Security Effectiveness Risk.
Cyber threats can evolve rapidly, including the use of AI to scale phishing, malware development, and automated exploitation. Security products may fail to detect or prevent new attack techniques, which can lead to customer losses, contract disputes, and reputational harm for cybersecurity providers and service firms.

Corgi AI Cybersecurity ETF | AI Model Data Quality and Automation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI Model, Data Quality, and Automation Risk.
AI-enabled cybersecurity products rely on data quality, model design, training processes, and ongoing tuning to identify and respond to threats. Models may be trained on incomplete, biased, or stale datasets, may degrade over time ("model drift"), or may generate false positives or false negatives that impair customer outcomes and confidence. Increased automation (including automated remediation) can amplify operational impacts if models misclassify events or trigger incorrect actions. These issues can lead to customer dissatisfaction, increased support costs, contract disputes, reputational harm, and reduced adoption of AI-enabled security offerings.

Corgi AI Cybersecurity ETF | Data Breach Vendor Compromise and Contractual Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Breach, Vendor Compromise, and Contractual Liability Risk.
Cybersecurity vendors and service providers may be targeted by threat actors because their products and services are deployed across customer environments and may provide privileged access or broad visibility into customer networks. A security incident affecting a cybersecurity provider (including compromise of software, cloud services, update mechanisms, managed service tools, or customer data) may disrupt operations for the provider and its customers and may result in reputational harm, loss of customers, reduced demand, and increased insurance, compliance, and remediation costs. In addition, cybersecurity companies often enter into contracts that include service-level commitments, warranties, and, in some cases, indemnification or other contractual obligations relating to security incidents, performance failures, or third-party claims. Even where liability is contractually limited, disputes may arise and outcomes may be uncertain, and losses, settlements, or remediation costs could materially adversely affect a company's revenues, margins, cash flows, and valuation.

Corgi AI Cybersecurity ETF | Platform Consolidation and Competitive Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Platform Consolidation and Competitive Pressure Risk.
Cybersecurity markets are crowded and can experience rapid pricing pressure as large platform providers bundle security features, as customers rationalize vendor lists, or as procurement cycles slow. Mergers, product displacement, or shifts toward in-house security stacks can reduce growth and margins for specialized vendors.

Corgi AI Cybersecurity ETF | Key Personnel and Talent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Key Personnel and Talent Risk.
Companies in the cybersecurity and AI fields often depend on highly skilled personnel, including engineers, security researchers, data scientists, and product leaders, and may face intense competition to hire and retain qualified employees. The loss of key personnel, difficulty recruiting or retaining talent, wage inflation, or constraints in access to specialized labor may impair a company's ability to innovate, maintain product quality, respond to evolving threats, or execute its strategy, which may adversely affect revenues, profitability, and the value of the company's securities.

Corgi AI Cybersecurity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AI Cybersecurity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Battery Energy Storage Systems ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Battery Energy Storage Systems ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the battery energy storage systems industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Battery Energy Storage Systems ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Battery Energy Storage Systems ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Battery Energy Storage Systems ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Battery Energy Storage Systems ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Battery Energy Storage Systems ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Battery Energy Storage Systems ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Battery Energy Storage Systems ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Battery Energy Storage Systems ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Battery Energy Storage Systems ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Battery Energy Storage Systems ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Battery Energy Storage Systems ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Battery Energy Storage Systems ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Battery Energy Storage Systems ETF | Battery Safety Fire and Reliability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Battery Safety, Fire, and Reliability Risk.
Storage systems can experience thermal events, degradation, or performance shortfalls. Safety incidents can lead to project shutdowns, higher insurance and compliance costs, recalls, litigation, and reputational damage for manufacturers, integrators, and operators.

Corgi Battery Energy Storage Systems ETF | Technology Change and Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Change and Obsolescence Risk.
Storage technologies and chemistries can evolve quickly, and improvements in cost, energy density, cycle life, or safety can disadvantage existing products and suppliers. Customers may delay purchases or switch vendors if new technologies offer better economics or performance.

Corgi Battery Energy Storage Systems ETF | Battery Materials Commodity Pricing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Battery Materials, Commodity Pricing, and Supply Chain Risk.
Battery energy storage systems rely on inputs and components that can be subject to supply constraints and significant price volatility, including lithium, nickel, cobalt, manganese, graphite, copper, separators, electrolytes, and power electronics. Changes in commodity prices, manufacturing capacity, quality issues, tariffs and trade restrictions, export controls, shipping disruptions, or reliance on single-source suppliers can increase costs, delay deployments, reduce margins, and adversely affect the revenues and profitability of manufacturers, integrators, and project developers.

Corgi Battery Energy Storage Systems ETF | Policy Interconnection and Project Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Policy, Interconnection, and Project Timing Risk.
Many storage projects depend on permitting, interconnection queues, utility procurement cycles, and policy incentives. Changes in rules, delays in interconnection, or reductions in incentives can slow deployments and reduce expected revenues for developers and suppliers.

Corgi Battery Energy Storage Systems ETF | Power Markets and Storage Revenue Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Power Markets and Storage Revenue Model Risk.
The economics of many energy storage projects depend on the availability and pricing of grid services and electricity market opportunities, which can include energy arbitrage, capacity payments, ancillary services, and contractual arrangements with utilities or commercial counterparties. These revenues may be volatile and may change due to market conditions, congestion patterns, renewable penetration, curtailment, transmission constraints, and changes in market rules or utility procurement practices. If expected revenues decline or become less predictable, project returns may fall and deployments may slow, which may adversely affect companies involved in storage development, integration, operation, and related services.

Corgi Battery Energy Storage Systems ETF | Project Finance Interest Rate and Cost Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Finance, Interest Rate, and Cost Inflation Risk.
The deployment of battery energy storage systems can be capital intensive and may depend on the availability and cost of financing. Higher interest rates, tighter credit conditions, or reductions in tax equity or project finance availability can reduce project returns, slow new deployments, and increase refinancing risk. In addition, increases in the costs of equipment, engineering, procurement, construction, labor, insurance, or interconnection can pressure margins and delay project completion for developers, integrators, and operators.

Corgi Battery Energy Storage Systems ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Battery Energy Storage Systems ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Bay Area Based ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Bay Area Based ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the San Francisco Bay Area focused companies or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Bay Area Based ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Bay Area Based ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Bay Area Based ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Bay Area Based ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Bay Area Based ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Bay Area Based ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Bay Area Based ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Bay Area Based ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Bay Area Based ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Bay Area Based ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Bay Area Based ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Bay Area Based ETF | Regional Concentration and Local Cost Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regional Concentration and Local Cost Structure Risk.
Companies with meaningful Bay Area exposure may be affected by regional labor costs, competition for talent, office and operating expenses, and local economic conditions. If the region experiences reduced investment activity, out migration, or slower hiring, business performance and valuations may decline.

Corgi Bay Area Based ETF | Natural Disaster and Infrastructure Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Natural Disaster and Infrastructure Disruption Risk.
The Bay Area faces risks from earthquakes, wildfires, flooding, power outages, and transportation disruptions. Such events can interrupt operations, supply chains, and workforce availability, and can increase costs for business continuity and insurance.

Corgi Bay Area Based ETF | State and Local Regulatory and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
State and Local Regulatory and Tax Risk.
Changes in state and local taxes, labor rules, zoning, and business regulations can raise operating costs or reduce after tax profitability for companies with substantial regional presence. Policy changes can also influence corporate location decisions and real estate strategies.

Corgi Bay Area Based ETF | Geographic Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Classification Risk.
The Fund's strategy depends on classifying companies based on whether they are headquartered in, or have substantial operations in, the San Francisco Bay Area. Public information about a company's headquarters location, employee base, or operating footprint may be incomplete, may not be updated promptly, or may be difficult to interpret consistently across issuers. Companies may relocate headquarters, change remote-work policies, or shift the location of key personnel and facilities over time, which may cause the Adviser to reclassify a company or adjust holdings. These factors may affect the Fund's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover.

Corgi Bay Area Based ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.
Technology and technology-enabled companies can face rapid product obsolescence, intense competition, and operational risks such as cybersecurity incidents, data privacy compliance, and intellectual property disputes. Many also rely on critical suppliers and infrastructure such as semiconductors, cloud providers, and key platforms, so disruptions or pricing changes can pressure margins. In addition, technology valuations can be especially sensitive to interest rates and shifts in market sentiment, which can increase volatility.

Corgi Bay Area Based ETF | Biotechnology and Life Sciences Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Biotechnology and Life Sciences Companies Risk.
Biotechnology and life sciences companies may be subject to significant risks related to research and development, clinical trials, regulatory approvals, intellectual property protection, competition, and product liability. Such companies may experience rapid changes in valuation based on clinical or regulatory outcomes and may depend on a limited number of products, collaborations, or patents. Adverse trial results, delays in approvals, or safety issues can materially reduce revenues and the value of these companies' securities.

Corgi Bay Area Based ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Bay Area Based ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Beauty, Skincare & Aesthetics ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Beauty, Skincare & Aesthetics ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the beauty, skincare, and aesthetics industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Beauty, Skincare & Aesthetics ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Beauty, Skincare & Aesthetics ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Beauty, Skincare & Aesthetics ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Beauty, Skincare & Aesthetics ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Beauty, Skincare & Aesthetics ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Beauty, Skincare & Aesthetics ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Beauty, Skincare & Aesthetics ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Beauty, Skincare & Aesthetics ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Beauty, Skincare & Aesthetics ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Beauty, Skincare & Aesthetics ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Beauty, Skincare & Aesthetics ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Beauty, Skincare & Aesthetics ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Beauty, Skincare & Aesthetics ETF | Consumer Taste Trend and Brand Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Taste, Trend, and Brand Relevance Risk.
Beauty and skincare demand can shift quickly due to changing consumer preferences, social media influence, and new product cycles. Brands may lose relevance, face declining sales, or require higher marketing spend to maintain market share.

Corgi Beauty, Skincare & Aesthetics ETF | Luxury and Consumer Discretionary Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Luxury and Consumer Discretionary Spending Risk.
To the extent the Fund invests in companies that sell premium or luxury beauty and personal care products or provide elective aesthetic services, the success of such companies may depend heavily on discretionary spending by higher-income consumers and on consumer confidence. Demand for premium and luxury goods and elective services may decline during periods of economic weakness, rising interest rates, inflation, or reduced consumer confidence, often resulting in disproportionately large reductions in sales and profitability relative to more nondiscretionary consumer categories.

Corgi Beauty, Skincare & Aesthetics ETF | Product Safety Regulatory and Recall Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Product Safety, Regulatory, and Recall Risk.
Beauty products can face regulatory scrutiny related to ingredient safety, labeling, and marketing claims. Quality failures, contamination, or adverse reactions can lead to recalls, lawsuits, reputational damage, and increased compliance costs.

Corgi Beauty, Skincare & Aesthetics ETF | Channel and Promotion Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Channel and Promotion Dependency Risk.
Many beauty companies rely on key retailers, online platforms, influencers, and promotional events. Changes in retailer support, algorithm visibility, affiliate economics, or promotional intensity can impact revenue growth and margins.

Corgi Beauty, Skincare & Aesthetics ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Beauty, Skincare & Aesthetics ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Coffee & Energy Drinks ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Coffee & Energy Drinks ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the coffee and energy drink industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Coffee & Energy Drinks ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Coffee & Energy Drinks ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Coffee & Energy Drinks ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Coffee & Energy Drinks ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Coffee & Energy Drinks ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Coffee & Energy Drinks ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Coffee & Energy Drinks ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Coffee & Energy Drinks ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Coffee & Energy Drinks ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Coffee & Energy Drinks ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Coffee & Energy Drinks ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Coffee & Energy Drinks ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Coffee & Energy Drinks ETF | Commodity and Input Cost Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Volatility Risk.
Coffee and related agricultural inputs can face significant price swings due to weather, crop disease, and supply disruptions. Costs for aluminum, sweeteners, flavors, and freight can also fluctuate, which may pressure margins if companies cannot pass increases through to consumers.

Corgi Coffee & Energy Drinks ETF | Climate and Agricultural Production Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Climate and Agricultural Production Risk.
Coffee production can be adversely affected by climate variability and extreme weather events, including droughts, frosts, excessive rainfall, hurricanes, and changes in temperature patterns, as well as by crop diseases and pests. These factors can reduce yields, increase volatility in coffee supply and pricing, and contribute to longer-term shifts in suitable growing regions. Sustained adverse conditions may increase costs, disrupt sourcing, and negatively affect companies across the coffee supply chain.

Corgi Coffee & Energy Drinks ETF | Health Perception and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Perception and Regulatory Risk.
Energy drinks and high caffeine products can face scrutiny related to health effects, marketing to younger consumers, and labeling requirements. Regulatory actions, lawsuits, or changes in consumer perception can reduce demand and increase compliance costs.

Corgi Coffee & Energy Drinks ETF | Supply Chain Logistics and Packaging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain, Logistics, and Packaging Risk.
Companies in the coffee and energy drink value chain may rely on specialized sourcing, contract manufacturing, bottling and canning capacity, packaging components (including aluminum and plastics), and global logistics networks. Geopolitical events (including armed conflict, terrorism, political instability, or the imposition of sanctions, export controls, or tariffs) may disrupt trade flows and shipping routes, reduce access to key inputs, and increase transportation, packaging, and other logistics costs. Disruptions in transportation, labor availability, manufacturing capacity, quality issues, or changes in supplier terms may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability.

Corgi Coffee & Energy Drinks ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Coffee & Energy Drinks ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Crypto Infrastructure ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Crypto Infrastructure ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the crypto infrastructure industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Crypto Infrastructure ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Crypto Infrastructure ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Crypto Infrastructure ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Crypto Infrastructure ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Crypto Infrastructure ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Crypto Infrastructure ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Crypto Infrastructure ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Crypto Infrastructure ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Crypto Infrastructure ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Crypto Infrastructure ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Crypto Infrastructure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Crypto Infrastructure ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Crypto Infrastructure ETF | Regulatory and Legal Uncertainty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legal Uncertainty Risk.
Digital asset markets are subject to evolving regulation and enforcement that can affect product availability, listing standards, custody rules, capital requirements, and customer access. Regulatory changes or adverse legal outcomes can reduce revenue, increase compliance costs, and limit business models for crypto infrastructure firms.

Corgi Crypto Infrastructure ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Sector Risk.
To the extent the Fund invests in companies in the financial services sector (including exchanges, broker-dealers, trading venues, custodians, payment companies, or other financial services providers), the Fund may be sensitive to regulatory requirements, supervisory expectations, capital and liquidity standards, and enforcement actions that affect the scope of activities, products, and fees such companies may offer. The profitability of financial services companies may also be adversely affected by changes in interest rates, credit conditions, customer activity levels, and market liquidity, and by operational, compliance, or reputational events.

Corgi Crypto Infrastructure ETF | Banking Access and Payment Rails Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking Access and Payment Rails Risk.
Many crypto infrastructure firms depend on access to banking services and payment networks to support customer deposits and withdrawals and to facilitate fiat-to-crypto and crypto-to-fiat conversions. If financial institutions or payment networks limit, restrict, or terminate services to crypto-related businesses, or if access becomes more expensive or operationally constrained, crypto infrastructure companies may experience reduced customer activity, higher costs, and operational disruptions.

Corgi Crypto Infrastructure ETF | Fraud Market Manipulation and Illicit Activity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fraud, Market Manipulation, and Illicit Activity Risk.
Digital asset markets have been subject to fraud, theft, manipulation, and other misconduct, including through hacks, scams, wash trading, and other abusive practices. Digital assets may also be used for illicit activity, which can lead to heightened regulatory scrutiny and enforcement, reputational harm, and restrictions on products or customer access. These factors may reduce trading activity, increase compliance costs, and adversely affect crypto infrastructure businesses.

Corgi Crypto Infrastructure ETF | Digital Asset Market Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Market Sensitivity Risk.
Many crypto infrastructure businesses are correlated with digital asset prices, trading volumes, network activity, and market sentiment. Periods of declining prices or reduced activity can lead to sharp revenue declines, lower profitability, and increased financial stress for certain issuers.

Corgi Crypto Infrastructure ETF | Blockchain Network Protocol and Fork Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Blockchain Network, Protocol, and Fork Risk.
Digital asset networks and distributed ledger protocols may experience bugs, security vulnerabilities, congestion, outages, or other disruptions. Networks may undergo upgrades, changes in consensus mechanisms, or "forks" that create competing versions of a protocol, which can affect network activity, transaction processing, and the economics of participants. Adverse events or changes at the protocol or network level may reduce demand for related services and may adversely affect the revenues and valuations of crypto infrastructure companies.

Corgi Crypto Infrastructure ETF | Mining Energy Use and Environmental Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mining, Energy Use, and Environmental Regulation Risk.
To the extent the Fund invests in companies involved in digital asset mining, validation infrastructure, or hosting, such companies may be sensitive to electricity prices, power availability, hardware costs, and environmental or energy-related regulation. Changes in laws or regulations, permitting requirements, taxation, or restrictions on energy usage may increase costs, limit operations, or reduce profitability. In addition, adverse publicity regarding energy use may reduce demand for mining-related services.

Corgi Crypto Infrastructure ETF | Custody Security and Operational Failure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Custody, Security, and Operational Failure Risk.
Crypto platforms may face hacking, fraud, protocol exploits, operational outages, or loss of customer assets. Such events can trigger customer withdrawals, reputational damage, litigation, and regulatory scrutiny, and can impair the broader ecosystem's trust and growth.

Corgi Crypto Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Crypto Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Data & Surveillance ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Data & Surveillance ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the data and surveillance industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Data & Surveillance ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Data & Surveillance ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Data & Surveillance ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Data & Surveillance ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Data & Surveillance ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Data & Surveillance ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Data & Surveillance ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Data & Surveillance ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Data & Surveillance ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Data & Surveillance ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Data & Surveillance ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Data & Surveillance ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Data & Surveillance ETF | Privacy, Civil Liberties, and Reputational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privacy, Civil Liberties, and Reputational Risk.
Monitoring and surveillance technologies can raise privacy and civil liberties concerns that may lead to public backlash, customer churn, contract cancellations, and brand damage. Companies may face heightened scrutiny over how products are used and by whom, even when use is lawful.

Corgi Data & Surveillance ETF | Regulatory and Procurement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Procurement Risk.
Governments and enterprises may impose restrictions, certification requirements, or procurement bans related to surveillance and data collection technologies. Changes in privacy laws, biometric rules, or public sector procurement standards can increase compliance costs or limit market access.

Corgi Data & Surveillance ETF | Government Customer, Budget, and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Customer, Budget, and Contract Risk.
Certain companies in which the Fund may invest may derive significant revenue from government customers or government-adjacent procurement. Government purchasing decisions may be affected by appropriations, budget constraints, political priorities, tender requirements, bid protests, contract renegotiations, performance disputes, and changes in procurement policies. In addition, contractors may be subject to audits, investigations, suspension or debarment, and heightened compliance obligations, any of which may reduce revenues, increase costs, or limit market access.

Corgi Data & Surveillance ETF | Indemnification and Contractual Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indemnification and Contractual Liability Risk.
Companies in the Fund's investment theme may enter into customer, partner, or government contracts that include indemnification obligations, warranties, service-level commitments, and other contractual liabilities, including obligations relating to intellectual property infringement, cybersecurity incidents, data breaches, privacy or biometric compliance, and product performance or accuracy. These provisions may require companies to defend claims, pay damages, penalties, settlements, or customer costs, or provide credits, refunds, or remediation. Disputes over contract terms, the scope of indemnities, or alleged noncompliance may lead to litigation, contract renegotiations, delayed payments, or terminations. Indemnification exposure can be significant and difficult to predict, and may adversely affect a company's revenues, margins, cash flows, and valuation.

Corgi Data & Surveillance ETF | Export Controls, Sanctions, and National Security Restrictions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls, Sanctions, and National Security Restrictions Risk.
Monitoring and surveillance technologies may be subject to export controls, sanctions, import restrictions, national security reviews, or other governmental restrictions that limit where and to whom products and services may be sold or deployed. Changes in these rules or adverse determinations by regulators may restrict market access, increase compliance costs, delay shipments, require product redesign, or result in penalties, contract terminations, or reputational harm.

Corgi Data & Surveillance ETF | Cybersecurity, Targeted Attacks, and Data Misuse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity, Targeted Attacks, and Data Misuse Risk.
Data, monitoring, identity, and surveillance systems can be attractive targets for cyberattacks, including by sophisticated threat actors, and may also be subject to insider threats or misuse. Cyber incidents (including ransomware, denial-of-service attacks, unauthorized access, supply-chain compromises involving vendors, or attacks against deployed endpoints and networks) may result in theft or exposure of sensitive data, service outages, degraded performance, loss of intellectual property, contractual disputes, and significant remediation and security-hardening costs. Such events may also trigger regulatory investigations or enforcement actions, litigation, reputational harm, loss of customers, and contract terminations. Because certain products and customers may be mission-critical or high-profile, the frequency, severity, and consequences of such incidents may be elevated for some companies.

Corgi Data & Surveillance ETF | Algorithmic Decision, Accuracy, and Bias Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Algorithmic Decision, Accuracy, and Bias Risk.
Companies in the Fund's investment theme may rely on analytics, biometrics, identity verification, or automated decision systems that can produce false positives or false negatives, misidentify individuals, or reflect bias due to model limitations or data quality issues. Such outcomes may result in customer losses, contract disputes, litigation, regulatory scrutiny, restrictions on product use, or reputational harm, and may require costly remediation, retraining, or redesign.

Corgi Data & Surveillance ETF | Technology Change and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Change and Product Obsolescence Risk.
The markets for sensors, surveillance equipment, analytics, and monitoring software can evolve rapidly. New technologies, platform shifts, and competitive offerings may reduce demand for existing products, compress margins, or require significant investment to remain competitive. Companies that fail to innovate, adapt to standards, or maintain product performance and reliability may lose market share and experience declining revenues.

Corgi Data & Surveillance ETF | Supply Chain and Component Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Component Dependency Risk.
Many monitoring and surveillance products depend on specialized components and contract manufacturing, including semiconductors, optics, sensors, batteries, and connectivity modules. Supply constraints, quality issues, geopolitical disruptions, tariffs, or increased input and freight costs may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability.

Corgi Data & Surveillance ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Data & Surveillance ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Genomics & Precision Medicine ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Genomics & Precision Medicine ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the genomics and precision medicine industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Genomics & Precision Medicine ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Genomics & Precision Medicine ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Genomics & Precision Medicine ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Genomics & Precision Medicine ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Genomics & Precision Medicine ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Genomics & Precision Medicine ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Genomics & Precision Medicine ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Genomics & Precision Medicine ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Genomics & Precision Medicine ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Genomics & Precision Medicine ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Genomics & Precision Medicine ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Genomics & Precision Medicine ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Genomics & Precision Medicine ETF | Clinical, Regulatory, and Approval Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clinical, Regulatory, and Approval Risk.
Many genomics and precision medicine companies depend on successful clinical trials, regulatory approvals, and ongoing compliance. Failures in trials, delays in approvals, or safety concerns can lead to significant valuation declines and reduced revenue prospects.

Corgi Genomics & Precision Medicine ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk.
Companies in the health care sector may be affected by changes in government regulation and oversight, the structure and funding of public and private health care programs, and evolving standards for safety, efficacy, and quality. Government actions or payer decisions may restrict coverage, reduce reimbursement rates, impose price controls or negotiation, increase scrutiny of marketing and promotion, or require additional clinical evidence, which may reduce demand or profitability for health care products and services. Health care companies may also face significant product liability, litigation, and regulatory enforcement risk, and may be subject to intense competition that can result in pricing pressure. Many health care products and services are subject to regulatory approvals and post-market requirements; delays or failure to obtain approvals, changes in regulatory standards, or adverse safety findings may materially adversely affect a company's business and valuation.

Corgi Genomics & Precision Medicine ETF | Biotechnology and Pharmaceutical Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Biotechnology and Pharmaceutical Companies Risk.
Companies involved in genomics, precision medicine, and related therapeutics and diagnostics may be subject to significant risks related to research and development, reliance on a limited number of products or product candidates, intense competition, product liability claims, and the need for substantial capital to fund development and commercialization. The value of such companies may change rapidly based on clinical trial results, regulatory developments, manufacturing outcomes, or competitive product launches, and many such companies may have limited operating histories and may not be profitable.

Corgi Genomics & Precision Medicine ETF | Reimbursement and Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reimbursement and Adoption Risk.
Precision diagnostics and therapies often require payer coverage and clinician adoption. Changes in reimbursement policies, pricing pressure, or limited evidence of clinical utility can slow adoption and reduce commercial success.

Corgi Genomics & Precision Medicine ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Certain genomics and precision medicine products, including diagnostics consumables and advanced therapies, may rely on specialized manufacturing processes, quality control systems, cold-chain logistics, and third-party suppliers. Manufacturing failures, contamination, batch variability, capacity constraints, supply shortages, or delays in scaling production may result in product shortages, increased costs, regulatory action, or reduced commercial success.

Corgi Genomics & Precision Medicine ETF | Data Quality, Interpretation, and Ethical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Quality, Interpretation, and Ethical Risk.
Genomic data is complex and interpretation can be uncertain. Errors in testing, data handling, or interpretation can lead to liability and reputational harm. Ethical concerns and evolving rules about genetic data use can raise compliance costs and limit data availability.

Corgi Genomics & Precision Medicine ETF | Data Privacy and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Security Risk.
Genomics and precision medicine companies may collect, store, process, or transmit sensitive personal data, including genetic information and other protected health information, and may rely on third-party vendors, cloud providers, and data-processing partners. Actual or perceived failures to maintain the confidentiality, integrity, or availability of such data--including cybersecurity incidents, unauthorized access, data breaches, ransomware, inadvertent disclosures, or operational failures--may result in regulatory investigations or enforcement actions, significant fines and penalties, litigation (including class actions), remediation and notification costs, reputational harm, loss of customers or research partners, and reduced demand for products and services. In addition, evolving data protection and health privacy laws and regulations, and differing requirements across jurisdictions, may increase compliance costs, restrict data use or sharing, and limit the ability of companies to develop, validate, or commercialize products and services.

Corgi Genomics & Precision Medicine ETF | Intellectual Property and Patent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property and Patent Risk.
Genomics and precision medicine companies often depend on patents, trade secrets, licenses, and other intellectual property to protect technologies, diagnostic methods, therapeutic platforms, and product candidates. The loss, expiration, invalidation, or impairment of intellectual property rights, failure to obtain or maintain adequate protection, or the need to license third-party intellectual property on unfavorable terms may reduce competitiveness, increase costs, or result in litigation, any of which may adversely affect revenues and valuations.

Corgi Genomics & Precision Medicine ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Genomics & Precision Medicine ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi High Voltage Grid Equipment ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi High Voltage Grid Equipment ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the high voltage grid equipment industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi High Voltage Grid Equipment ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi High Voltage Grid Equipment ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi High Voltage Grid Equipment ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi High Voltage Grid Equipment ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi High Voltage Grid Equipment ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi High Voltage Grid Equipment ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi High Voltage Grid Equipment ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi High Voltage Grid Equipment ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi High Voltage Grid Equipment ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi High Voltage Grid Equipment ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi High Voltage Grid Equipment ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi High Voltage Grid Equipment ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi High Voltage Grid Equipment ETF | Project Timing, Utility Spending, and Backlog Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Timing, Utility Spending, and Backlog Risk.
Grid equipment demand depends on utility capital expenditure cycles, permitting and interconnection timelines, and large project schedules. Delays, cancellations, or changes in procurement plans can reduce order flow and disrupt backlog conversion.

Corgi High Voltage Grid Equipment ETF | Regulatory, Rate Case, and Cost Recovery Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Rate Case, and Cost Recovery Risk.
Demand for transmission and grid modernization equipment is influenced by utility regulation, government policy, and the ability of utilities to recover capital expenditures through rates. Adverse regulatory decisions, delays in rate approvals, changes in allowed returns, or shifts in policy incentives may reduce or delay utility spending, impact project economics, and reduce order activity for grid equipment manufacturers and service providers.

Corgi High Voltage Grid Equipment ETF | Manufacturing Capacity and Supply Constraint Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing Capacity and Supply Constraint Risk.
Many grid components have long lead times and rely on specialized manufacturing and materials. Capacity bottlenecks, labor constraints, and supplier disruptions can delay deliveries, increase costs, and reduce profitability.

Corgi High Voltage Grid Equipment ETF | Grid Reliability, Extreme Weather, and Catastrophe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Grid Reliability, Extreme Weather, and Catastrophe Risk.
Extreme weather events, wildfires, hurricanes, flooding, winter storms, and other natural disasters can damage transmission and distribution infrastructure and disrupt grid operations. Such events may cause sudden surges in demand for certain products and services but can also delay projects, disrupt supply chains, reduce workforce availability, increase insurance and compliance costs, and negatively affect the financial condition of utilities, contractors, and equipment suppliers.

Corgi High Voltage Grid Equipment ETF | Input Cost and Commodity Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Input Cost and Commodity Exposure Risk.
Costs for copper, aluminum, steel, and other inputs can be volatile. If companies cannot hedge or pass through cost increases, margins may compress and contract economics may deteriorate.

Corgi High Voltage Grid Equipment ETF | Equipment Failure, Warranty, and Product Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equipment Failure, Warranty, and Product Liability Risk.
High voltage grid equipment is subject to performance and reliability requirements and may operate in harsh environments. Failures, defects, quality issues, or installation errors can result in outages, safety incidents, warranty claims, product recalls, penalties, contract disputes, and reputational harm, which may adversely affect revenues and profitability for manufacturers, integrators, and service providers. Certain companies may also perform or subcontract field installation, testing, and maintenance work in hazardous environments, which can increase exposure to workplace injuries, labor and union issues, project execution delays, and related claims or costs.

Corgi High Voltage Grid Equipment ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi High Voltage Grid Equipment ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Lifestyle Brands ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Lifestyle Brands ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the lifestyle brands industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Lifestyle Brands ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Lifestyle Brands ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Lifestyle Brands ETF | Fashion Cycle and Brand Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fashion Cycle and Brand Relevance Risk.
Lifestyle brands can be sensitive to shifts in culture, trends, and consumer tastes. A decline in brand relevance or product resonance can lead to higher discounting, elevated marketing spend, and reduced profitability.

Corgi Lifestyle Brands ETF | Brand Concentration and Key Product Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brand Concentration and Key Product Risk.
Certain lifestyle brands may rely on a limited number of products, categories, collaborations, or distribution partners for a significant portion of revenues. If key products lose consumer appeal, collaborations end, celebrity or influencer relationships change, or distribution support declines, revenues and profitability may be adversely affected.

Corgi Lifestyle Brands ETF | Inventory, Sourcing, and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inventory, Sourcing, and Supply Chain Risk.
Apparel and consumer goods businesses face risks related to forecasting errors, inventory build ups, sourcing concentration, and production delays. Disruptions or cost increases in manufacturing, freight, or materials can pressure margins and reduce product availability.

Corgi Lifestyle Brands ETF | Retail Channel and Platform Dependency Ris [Member]
Prospectus [Line Items]
Risk [Text Block]
Retail Channel and Platform Dependency Risk.
Many brands rely on key wholesale partners, marketplaces, and social platforms for demand generation. Changes in retailer strategies, platform algorithms, or advertising costs can reduce traffic and increase customer acquisition expense.

Corgi Lifestyle Brands ETF | Reputational and Social Controversy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Social Controversy Risk.
Lifestyle brands can be sensitive to reputational events, including product quality issues, marketing controversies, labor and sourcing practices, data privacy concerns in digital commerce, or public backlash and boycotts. Adverse publicity can reduce customer demand, increase returns and promotional spending, and impair brand equity.

Corgi Lifestyle Brands ETF | Intellectual Property, Counterfeit, and Licensing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property, Counterfeit, and Licensing Risk.
Lifestyle brands often depend on trademarks, trade dress, and other intellectual property to differentiate products and maintain pricing power. Counterfeiting, gray-market activity, and infringement may reduce sales, damage brand equity, and increase enforcement costs. In addition, companies that rely on licensing and merchandising arrangements may be exposed to disputes with licensors or licensees, changes in contract terms, or failure of partners to meet quality, marketing, or distribution expectations.

Corgi Lifestyle Brands ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Lifestyle Brands ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Lifestyle Brands ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Lifestyle Brands ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Lifestyle Brands ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Lifestyle Brands ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Lifestyle Brands ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Lifestyle Brands ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Lifestyle Brands ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Lifestyle Brands ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Lifestyle Brands ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Lifestyle Brands ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Longevity Consumer ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Longevity Consumer ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the longevity consumer industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.
Corgi Longevity Consumer ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi Longevity Consumer ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi Longevity Consumer ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.
Corgi Longevity Consumer ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.
Corgi Longevity Consumer ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.
Corgi Longevity Consumer ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Corgi Longevity Consumer ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Longevity Consumer ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi Longevity Consumer ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi Longevity Consumer ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi Longevity Consumer ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi Longevity Consumer ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Corgi Longevity Consumer ETF | Evidence, Claims, and Consumer Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Evidence, Claims, and Consumer Trust Risk.
Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline.
Corgi Longevity Consumer ETF | Travel, Leisure, and Experience Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Travel, Leisure, and Experience Industry Risk.
Companies tied to travel, leisure, and experiences can be highly sensitive to fuel costs, labor availability, weather events, geopolitical developments, public health events, security concerns, and changes in consumer willingness to travel. The industry may also be affected by seasonality, capacity constraints, and disruptions to transportation networks, any of which can pressure earnings and increase volatility.
Corgi Longevity Consumer ETF | Home Upgrade, Remodeling, and Housing Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Home Upgrade, Remodeling, and Housing Sensitivity Risk.
Companies tied to home improvements, remodeling, home accessibility, and aging-in-place upgrades can be sensitive to interest rates, housing turnover, home prices, construction and contractor capacity, and the cost and availability of materials. A slowdown in housing activity or tighter financing conditions may reduce project volumes and spending on home upgrades.
Corgi Longevity Consumer ETF | Digital Platform, Data Privacy, and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Platform, Data Privacy, and Cybersecurity Risk.
To the extent portfolio companies rely on consumer apps, subscriptions, online marketplaces, or data-driven personalization, they may face risks relating to cybersecurity incidents, outages, data breaches, and evolving privacy and consumer-protection requirements. Compliance failures or breaches may lead to regulatory investigations, litigation, reputational harm, and increased costs.
Corgi Longevity Consumer ETF | Senior Living and AginginPlace Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Senior Living and Aging-in-Place Services Risk.
Senior living providers and related service businesses may be exposed to occupancy variability, resident affordability, reputational events, litigation, and operational challenges such as staffing shortages and rising labor costs. These businesses may also be subject to licensing, inspection, and other regulatory requirements, and adverse regulatory or compliance developments could increase costs or limit operations.
Corgi Longevity Consumer ETF | Regulatory and Product Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Product Classification Risk.
Supplements, functional products, diagnostics, and consumer health devices may be subject to evolving regulation, labeling rules, and advertising restrictions. Regulatory actions or changes in standards can increase compliance costs and require reformulation or redesign.
Corgi Longevity Consumer ETF | Demographic and Spending Assumption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Demographic and Spending Assumption Risk.
Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.
Corgi Longevity Consumer ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Longevity Consumer ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Mag 7 ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Mag 7 ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Mag 7 ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Mag 7 ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund invests primarily in mega capitalization companies. Mega capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale. Their large index-like ownership and heavy presence in passive and derivative markets can also contribute to crowded positioning and sharper moves during risk off periods, which can cause them to lag during periods when smaller competitors outperform.

Corgi Mag 7 ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Mag 7 ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Mag 7 ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Mag 7 ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Mag 7 ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Mag 7 ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Mag 7 ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Mag 7 ETF | Concentration and Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration and Single Issuer Risk.
The Fund will concentrate its investments in the Magnificent Seven companies (concentrated in technology and technology-enabled industries) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. As a result, the Fund's performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Magnificent Seven Company, including earnings disappointments, product setbacks, regulatory actions, litigation, reputational events, or changes in competitive position.

Corgi Mag 7 ETF | Derivatives and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Counterparty Risk.
The Fund may use derivatives, including swap agreements and/or forward contracts, to obtain exposure to one or more Magnificent Seven Companies or to manage cash flows or facilitate portfolio transitions. Derivatives may be more sensitive to changes in the value of the referenced security and may be difficult to price, value, or unwind. The Fund's use of derivatives may not achieve the intended exposure and may result in losses greater than the amount invested. Swap agreements and other OTC derivatives are subject to counterparty risk, including the risk that a counterparty may fail to perform its obligations, become insolvent, or be unable to meet margin or collateral requirements, which could cause the Fund to lose money and experience delays in recovering collateral.

Corgi Mag 7 ETF | Mega Capitalization Growth and Valuation Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mega Capitalization Growth and Valuation Sensitivity Risk.
Magnificent Seven Companies trade at valuation multiples that reflect high expectations for revenue growth, margin expansion, and continued innovation leadership. If growth slows, costs rise, or market sentiment shifts, these stocks may reprice sharply. Because mega capitalization technology companies can be particularly sensitive to interest rates, inflation expectations, and risk appetite, changes in macro conditions can increase drawdowns even when business fundamentals remain strong.

Corgi Mag 7 ETF | Technology Platform Ecosystem and Competitive Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Platform, Ecosystem, and Competitive Disruption Risk.
Magnificent Seven Companies rely on large scale platforms and ecosystems spanning hardware, software, cloud services, digital advertising, e-commerce, and subscription businesses. Platform changes, shifts in consumer behavior, competition from emerging technologies, loss of distribution advantages, or disruption from new AI first products can reduce user engagement and monetization. Rapid innovation cycles can also require sustained investment that pressures margins and increases execution risk.

Corgi Mag 7 ETF | Regulatory Antitrust and Political Scrutiny Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Antitrust, and Political Scrutiny Risk.
Magnificent Seven Companies face heightened regulatory and political scrutiny in areas such as antitrust, digital advertising, app store policies, content moderation, consumer protection, labor practices, and cross border data flows. Investigations, enforcement actions, structural remedies, fines, mandated changes to business practices, or limits on acquisitions can reduce profitability and constrain growth, and different regulatory regimes across jurisdictions can increase compliance costs and complexity.

Corgi Mag 7 ETF | Data Privacy Cybersecurity and Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy, Cybersecurity, and Trust Risk.
Magnificent Seven Companies process large volumes of sensitive user data and operate mission critical digital infrastructure. Cybersecurity incidents, data breaches, outages, or failures in privacy controls can trigger regulatory penalties, litigation, remediation costs, reputational damage, and customer churn. Increased security and compliance spending may also reduce margins.

Corgi Mag 7 ETF | AI and Compute Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI and Compute Cycle Risk.
Several Magnificent Seven Companies are meaningfully exposed to artificial intelligence adoption and the associated data center and compute buildout. Demand for GPUs, cloud capacity, and AI-enabled services can be cyclical and sensitive to enterprise budgets, model performance, and competitive dynamics. Overinvestment, supply constraints, export controls, or shifts in AI architecture and open source alternatives can pressure revenue growth, margins, and capital intensity.

Corgi Mag 7 ETF | Supply Chain Manufacturing and Hardware Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain, Manufacturing, and Hardware Execution Risk.
Magnificent Seven Companies depend on complex global supply chains for semiconductors, components, and contract manufacturing. Disruptions, quality issues, capacity constraints, geopolitical events, or changes in trade policy can delay product launches, increase costs, and reduce availability. Reliance on a small number of critical suppliers or manufacturing partners may amplify these risks.

Corgi Mag 7 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Mag 7 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Natural Gas Power & Turbines ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Natural Gas Power & Turbines ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the natural gas power and turbines industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Natural Gas Power & Turbines ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Natural Gas Power & Turbines ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Natural Gas Power & Turbines ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Natural Gas Power & Turbines ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Natural Gas Power & Turbines ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Natural Gas Power & Turbines ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Natural Gas Power & Turbines ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Natural Gas Power & Turbines ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Natural Gas Power & Turbines ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Natural Gas Power & Turbines ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Natural Gas Power & Turbines ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Natural Gas Power & Turbines ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Natural Gas Power & Turbines ETF | Utility Spending, Project Timing, and Backlog Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Utility Spending, Project Timing, and Backlog Risk.
Demand for gas-fired generation equipment and related services depends on utility and independent power producer capital spending, load growth expectations, permitting and interconnection timelines, and large project schedules. Delays, cancellations, financing constraints, or changes in procurement plans can reduce order activity, delay backlog conversion, and adversely affect revenues and profitability for equipment manufacturers and service providers.

Corgi Natural Gas Power & Turbines ETF | Data Center and PowerIntensive Computing Load Growth Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and Power-Intensive Computing Load Growth Risk.
To the extent demand for gas-fired generation equipment and related services is influenced by expected load growth from data centers and other power-intensive computing infrastructure (including AI-related workloads), such expectations may prove inaccurate. Data center development may be delayed or reduced due to permitting constraints, interconnection delays, local opposition, changes in technology that reduce energy intensity, higher power prices, cooling or water constraints, financing conditions, or shifts in where facilities are located. If projected load growth does not materialize, demand for new generation capacity, upgrades, and related equipment and services may be lower than anticipated, which could adversely affect issuers in which the Fund invests.

Corgi Natural Gas Power & Turbines ETF | Natural Gas Price and Fuel Supply Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Natural Gas Price and Fuel Supply Risk.
Gas fired power economics depend on fuel availability and fuel prices that can be volatile due to weather, storage dynamics, infrastructure constraints, and global demand. Higher or unstable fuel costs can reduce dispatch, delay new builds, and pressure margins for plant operators and equipment suppliers.

Corgi Natural Gas Power & Turbines ETF | Decarbonization Policy and Energy Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Decarbonization Policy and Energy Transition Risk.
Changes in climate policy, emissions rules, carbon pricing, and permitting standards can affect the long-term role of gas generation. Accelerated adoption of alternative generation or restrictive policies can reduce investment in gas plants and related equipment.

Corgi Natural Gas Power & Turbines ETF | Regulatory, Permitting, and Environmental Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Permitting, and Environmental Compliance Risk.
Natural gas generation is subject to extensive environmental and safety regulation, including air emissions limits (such as NOx), greenhouse gas requirements, monitoring and reporting obligations, and siting and permitting standards. Changes in regulations, permitting delays, litigation, or the need for additional controls or retrofits may increase costs, delay projects, reduce plant utilization, or limit the development and operation of gas-fired generation assets.

Corgi Natural Gas Power & Turbines ETF | Equipment Reliability, Warranty, and Service Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equipment Reliability, Warranty, and Service Execution Risk.
Turbines and power plants are complex assets with high performance requirements. Failures, forced outages, or service delays can lead to warranty claims, penalties, and reputational harm. Providers may face cost overruns and scheduling risk on major maintenance and retrofit programs. Certain companies may also perform or subcontract field installation, maintenance, and overhaul work in hazardous environments, which may increase exposure to workplace injuries, labor availability constraints, higher insurance and compliance costs, project delays, and related claims or liabilities. In addition, customer and project contracts may include warranties, service-level commitments, liquidated damages, or indemnification obligations, and disputes or claims under such provisions could result in significant costs, litigation, or contract terminations.

Corgi Natural Gas Power & Turbines ETF | Supply Chain and Long LeadTime Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Long Lead-Time Manufacturing Risk.
Gas turbines and related power generation equipment often require specialized components, skilled labor, and long manufacturing lead times. Capacity constraints, quality issues, shortages of critical parts, supplier disruptions, or transportation delays can extend delivery schedules, increase costs, and reduce the ability of manufacturers and service providers to meet customer requirements and contractual timelines.

Corgi Natural Gas Power & Turbines ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Natural Gas Power & Turbines ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi NYC Based ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi NYC Based ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in New York City focused companies or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi NYC Based ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi NYC Based ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi NYC Based ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi NYC Based ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi NYC Based ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi NYC Based ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi NYC Based ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi NYC Based ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi NYC Based ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NYC Based ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi NYC Based ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi NYC Based ETF | Regional Concentration and Local Cost Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regional Concentration and Local Economic Risk.
The Fund is exposed to companies whose revenues, operating results, and valuations may be sensitive to economic and demographic conditions in New York City. Such companies may be affected by changes in regional employment levels, office utilization and return-to-office trends, commuter patterns, tourism activity, and the health of local industries. Shifts in business activity or local demand may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.

Corgi NYC Based ETF | Geographic Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Classification Risk.
The Fund depends on the Adviser's ability to classify companies based on whether they are headquartered in, or have substantial operations in, New York City. Publicly available information regarding a company's headquarters location, employee base, or operating footprint may be incomplete, outdated, or difficult to interpret consistently across issuers. Companies may relocate headquarters, modify office footprints, change remote-work policies, or shift the location of key personnel or facilities over time, which may require the Adviser to reclassify issuers or adjust the Fund's holdings. These factors may affect the Fund's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which could negatively affect the Fund's performance.

Corgi NYC Based ETF | Catastrophe Terrorism Public Safety and Infrastructure Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Catastrophe, Terrorism, Public Safety, and Infrastructure Disruption Risk.
The Fund is exposed to the risk that catastrophic events or disruptions in New York City, such as terrorism, natural disasters, severe weather events (including coastal storms and flooding), public health events, civil unrest, power outages, transportation disruptions, or other events affecting public safety or critical infrastructure, may adversely affect business activity, tourism, commuting patterns, and the operations of companies with significant exposure to the region. Such events may reduce revenues, disrupt operations, increase costs (including security and insurance costs), and negatively affect the valuations of issuers held by the Fund.

Corgi NYC Based ETF | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Sector Risk.
The Fund is exposed to New York City's significant concentration in financial services and capital markets-related activities. Companies in the financial sector and companies that provide services to the finance and investing ecosystem may be sensitive to changes in interest rates, credit availability, loan performance, market liquidity, asset valuations, and regulatory developments. Periods of market volatility, reduced capital markets issuance or deal activity, widening credit spreads, or declines in asset values may disproportionately affect such issuers held by the Fund, which could negatively affect the Fund's performance.

Corgi NYC Based ETF | Regulatory and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Tax Risk.
The Fund is subject to risks arising from changes in city and state tax policies, labor requirements, and industry-specific regulations affecting companies with meaningful operations in New York City. Increases in taxes, changes in labor rules, or new regulatory requirements may raise operating costs, reduce profitability, or influence corporate decisions regarding staffing levels or business location for issuers held by the Fund. Such developments may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.

Corgi NYC Based ETF | Cost of Doing Business and Business Relocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cost of Doing Business and Business Relocation Risk.
Companies with meaningful exposure to New York City may face higher operating costs than companies located elsewhere, including costs associated with real estate, wages, taxes, regulatory compliance, insurance, and security. If costs rise or business conditions deteriorate, companies may reduce their regional footprints, relocate headquarters or key functions, shift employment to other regions, or change remote work policies, which may reduce their economic exposure to the region and adversely affect the Fund's ability to maintain exposure consistent with its investment theme. Such changes may also negatively affect revenues and valuations of issuers held by the Fund.

Corgi NYC Based ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NYC Based ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Ports, Rail & Freight ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Ports, Rail & Freight ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the ports, rail, and freight industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Ports, Rail & Freight ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Ports, Rail & Freight ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Ports, Rail & Freight ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Ports, Rail & Freight ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Ports, Rail & Freight ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Ports, Rail & Freight ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Ports, Rail & Freight ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Ports, Rail & Freight ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Ports, Rail & Freight ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Ports, Rail & Freight ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Ports, Rail & Freight ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Ports, Rail & Freight ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Ports, Rail & Freight ETF | Trade and Economic Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trade and Economic Cyclicality Risk.
Freight volumes are sensitive to industrial production, consumer demand, inventory cycles, and global trade conditions. Economic slowdowns, reduced imports and exports, or shifts in sourcing can reduce volumes and pricing, pressuring margins for carriers and infrastructure operators.

Corgi Ports, Rail & Freight ETF | Fuel and Energy Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fuel and Energy Price Risk.
Freight transportation and logistics businesses may be sensitive to fuel and energy prices. Rapid changes in diesel, jet fuel, bunker fuel, natural gas, or electricity prices can increase operating costs, reduce demand, and compress margins, particularly where fuel surcharges lag cost changes or cannot be fully passed through to customers.

Corgi Ports, Rail & Freight ETF | Trade Policy Tariffs and Geopolitical Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trade Policy, Tariffs, and Geopolitical Disruption Risk.
Freight volumes, routes, and pricing may be materially affected by changes in trade policy, tariffs, sanctions, export controls, and geopolitical events. Such developments may reduce cross-border flows, disrupt shipping lanes and port activity, change sourcing patterns, and increase compliance and operating costs for freight and logistics companies.

Corgi Ports, Rail & Freight ETF | Ocean Freight and Air Cargo Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ocean Freight and Air Cargo Market Risk.
Ocean shipping and air cargo markets can experience significant volatility in freight rates, capacity availability, and demand. Rates and volumes may be affected by supply chain disruptions, port congestion, vessel capacity additions or reductions, route changes, fuel costs, and disruptions to major trade lanes or air corridors. Ocean and air cargo operators may also face elevated operating leverage and fixed costs, which can amplify the impact of volume declines or pricing pressure on profitability.

Corgi Ports, Rail & Freight ETF | Labor Capacity and Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Labor, Capacity, and Disruption Risk.
Ports, rail networks, and trucking are exposed to labor negotiations, strikes, staffing shortages, and congestion. Disruptions can reduce throughput, increase costs, and create service failures that impact profitability and customer relationships.

Corgi Ports, Rail & Freight ETF | Regulatory Safety and Environmental Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Safety, and Environmental Risk.
Freight infrastructure is subject to safety regulation, emissions standards, and environmental permitting. New rules or enforcement actions can increase compliance costs, require capital investment, or constrain operations and expansion.

Corgi Ports, Rail & Freight ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Ports, Rail & Freight ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Quantum Computing ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Quantum Computing ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the quantum computing and post-quantum security industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Quantum Computing ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Quantum Computing ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Quantum Computing ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Quantum Computing ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Quantum Computing ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Quantum Computing ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Quantum Computing ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Quantum Computing ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Quantum Computing ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Quantum Computing ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Quantum Computing ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Quantum Computing ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Quantum Computing ETF | Commercialization Timeline and Technical Uncertainty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commercialization Timeline and Technical Uncertainty Risk.
Quantum computing may face long development timelines, performance hurdles, and uncertain paths to practical advantage. Companies may incur significant expenses without achieving commercially viable products, which can lead to volatility and underperformance.

Corgi Quantum Computing ETF | High Research Spending and Capital Needs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Research Spending and Capital Needs Risk.
Many quantum focused companies require sustained investment in research, specialized equipment, and talent. If funding conditions tighten, firms may need to raise capital on unfavorable terms, reduce development efforts, or delay commercialization plans.

Corgi Quantum Computing ETF | Energy Consumption and Operating Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Consumption and Operating Cost Risk.
Certain quantum computing architectures and enabling infrastructure, including cryogenic systems and specialized facilities, may require significant electricity usage, cooling, and other operational inputs. Higher energy prices, constraints on power availability, facility and data center capacity limitations, and increased operating costs may reduce demand for certain solutions, compress margins, delay deployments, or increase capital requirements for companies in which the Fund invests.

Corgi Quantum Computing ETF | Standards, Migration, and Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Standards, Migration, and Adoption Risk.
Post quantum security adoption depends on evolving standards, customer migration budgets, and technology readiness. Enterprises and governments may delay upgrades, choose alternative approaches, or adopt competing standards, reducing demand for certain products and services.

Corgi Quantum Computing ETF | Cybersecurity, Data Breach, and Targeting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity, Data Breach, and Targeting Risk.
Companies involved in quantum computing, quantum cloud access, secure communications, and post-quantum security may be attractive targets for cyberattacks, theft of intellectual property, or other malicious activity. Security incidents, outages, or compromises of a company's systems or products, including software vulnerabilities or supply chain attacks, may lead to loss of customer trust, reduced demand, regulatory investigations, litigation, contractual claims (including warranty or indemnification claims), remediation costs, and reputational harm, any of which may adversely affect the value of the Fund's investments.

Corgi Quantum Computing ETF | Rapid Technological Change and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rapid Technological Change and Competition Risk.
Quantum computing and post-quantum security technologies are evolving rapidly and are subject to intense competition. A company's products or services may become obsolete, fail to achieve expected performance, or be displaced by competing architectures, alternative security approaches, or new standards. Competitive pressures, interoperability requirements, and the pace of innovation may reduce margins, limit market share, or require substantial ongoing investment, which could adversely affect the value of the Fund's investments.

Corgi Quantum Computing ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Quantum Computing ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Robots & Humanoids ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Robots & Humanoids ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the robotics and embodied AI industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Robots & Humanoids ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Robots & Humanoids ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Robots & Humanoids ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Robots & Humanoids ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Robots & Humanoids ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Robots & Humanoids ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Robots & Humanoids ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Robots & Humanoids ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Robots & Humanoids ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Robots & Humanoids ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Robots & Humanoids ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Robots & Humanoids ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Robots & Humanoids ETF | Adoption, Integration, and Return on Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Adoption, Integration, and Return on Investment Risk.
Robotics deployments can require complex integration, process redesign, and upfront capital. If customers delay purchases, fail to achieve expected productivity gains, or face implementation challenges, demand for robotics products and services may decline.

Corgi Robots & Humanoids ETF | Safety, Reliability, and Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Safety, Reliability, and Liability Risk.
Robots and autonomous systems can cause injury, property damage, or operational disruption if they fail or behave unexpectedly. Accidents, recalls, and regulatory actions can increase costs, reduce customer adoption, and lead to litigation and reputational harm.

Corgi Robots & Humanoids ETF | Component Supply and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Component Supply and Manufacturing Risk.
Robotics systems depend on specialized components and manufacturing capacity. Supply constraints, quality issues, and cost increases for key parts can delay deliveries, reduce margins, and impair the ability to scale production.

Corgi Robots & Humanoids ETF | Regulatory and Government Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Government Policy Risk.
Robotics, autonomous systems (including drones), and artificial intelligence technologies may be affected by evolving laws, regulations, and government policies related to safety standards, certification, labor and workplace rules, data protection, procurement requirements, and restrictions on the development, use, or export of advanced technologies. Regulatory changes or government actions may increase compliance costs, limit markets, delay deployments, or reduce demand for certain products and services, which could adversely affect the Fund's investments.

Corgi Robots & Humanoids ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Robots & Humanoids ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Shipping & Global Logistics ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Shipping & Global Logistics ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the global shipping and logistics industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Shipping & Global Logistics ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Shipping & Global Logistics ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Shipping & Global Logistics ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Shipping & Global Logistics ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Shipping & Global Logistics ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Shipping & Global Logistics ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Shipping & Global Logistics ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Shipping & Global Logistics ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Shipping & Global Logistics ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Shipping & Global Logistics ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Shipping & Global Logistics ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Shipping & Global Logistics ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Shipping & Global Logistics ETF | Freight Rate and Capacity Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Freight Rate and Capacity Volatility Risk.
Ocean freight pricing can be highly volatile due to demand cycles, capacity additions, fleet utilization, and disruptions. Sudden declines in rates can materially reduce profitability for carriers and related service providers.

Corgi Shipping & Global Logistics ETF | Global Trade and Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Trade and Demand Risk.
Demand for global shipping and logistics services is closely tied to international trade and overall economic activity. Tariffs or retaliatory trade measures may reduce trade volumes, change shipping lanes, alter cargo mix, and increase administrative and compliance burdens, which may reduce demand for ocean freight, forwarding, and port services. In addition, changes in customs rules or enforcement may increase delays and costs for logistics providers and their customers. Changes in global economic growth, consumer demand, inventory cycles, manufacturing activity, trade disputes, tariffs, sanctions, reshoring, or supply chain reconfiguration may reduce shipping volumes and logistics demand, which could adversely affect the revenues and profitability of companies held by the Fund.

Corgi Shipping & Global Logistics ETF | Maritime Casualty and Environmental Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Maritime Casualty and Environmental Liability Risk.
Shipping and marine operations involve risks of accidents and casualties, including collisions, groundings, fires, mechanical failures, cargo loss, and spills. Such events may result in substantial repair costs, environmental liabilities, business interruptions, increased insurance costs, regulatory penalties, and reputational harm, which could adversely affect the value of the Fund's investments.

Corgi Shipping & Global Logistics ETF | Geopolitical and Route Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Route Disruption Risk.
Conflicts, sanctions, piracy, canal restrictions, and port congestion can disrupt shipping routes and schedules. Re-routing can increase fuel usage and costs, reduce capacity, and increase insurance and security expenses.

Corgi Shipping & Global Logistics ETF | Environmental Regulation and Fleet Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental Regulation and Fleet Compliance Risk.
Shipping faces tightening emissions standards and potential requirements for new fuels and vessel upgrades. Compliance can require significant capital investment, and uncertainty about future fuel and technology choices can create stranded asset risk.

Corgi Shipping & Global Logistics ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Shipping & Global Logistics ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Sports Betting & Gambling ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Sports Betting & Gambling ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the sports betting and gambling industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Sports Betting & Gambling ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Sports Betting & Gambling ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Sports Betting & Gambling ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Sports Betting & Gambling ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Sports Betting & Gambling ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Sports Betting & Gambling ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Sports Betting & Gambling ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Sports Betting & Gambling ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Sports Betting & Gambling ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Sports Betting & Gambling ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Sports Betting & Gambling ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Sports Betting & Gambling ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Sports Betting & Gambling ETF | Regulatory and Legalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legalization Risk.
Sports betting and gambling are regulated at the jurisdiction level and rules can change regarding licensing, tax rates and fees, advertising and promotional practices, consumer protection and responsible gaming requirements, data and integrity obligations, and permissible wagering and gaming products. Slower legalization or expansion of sports betting, iGaming, and other regulated gambling formats, more restrictive regulation, heightened enforcement, or increased tax burdens can reduce growth, raise compliance costs, and pressure profitability across the Fund's holdings.

Corgi Sports Betting & Gambling ETF | Customer Acquisition Cost and Competitive Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Acquisition Cost and Competitive Pressure Risk.
The sector is highly competitive and often relies on promotions and marketing to acquire users. Rising promotional intensity can compress margins, and smaller operators may be unable to compete with well capitalized rivals.

Corgi Sports Betting & Gambling ETF | Technology, Cybersecurity, and Service Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology, Cybersecurity, and Service Disruption Risk.
Many companies in the sports betting and gambling industry rely on online platforms, third-party data feeds, and technology systems to accept wagers, process payments, manage risk, and comply with regulatory requirements. Cybersecurity incidents, fraud, outages, software errors, or disruptions to data, geolocation, identity verification, or payments services could impair operations, result in liability or regulatory scrutiny, increase costs, and reduce consumer activity, which could cause the value of the Fund's investments to decline.

Corgi Sports Betting & Gambling ETF | Data Privacy and Sensitive Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Sensitive Information Risk.
Sports betting and gambling operators and their service providers may collect, process, and store sensitive consumer information, including identity verification data, geolocation information, payment and financial information, and behavioral or wagering activity. These companies may be subject to evolving privacy, data protection, and consumer protection requirements across jurisdictions. Failures to comply with such requirements, improper data sharing, data misuse, or security incidents involving sensitive information may result in regulatory investigations, fines, litigation, remediation costs, restrictions on product offerings, reputational harm, and loss of customer trust, any of which may adversely affect the value of the Fund's investments.

Corgi Sports Betting & Gambling ETF | Payments, Fraud, and Financial Crime Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Payments, Fraud, and Financial Crime Compliance Risk.
Online wagering and gaming platforms rely on payment processing, banking relationships, and fraud prevention systems, and may face risks relating to chargebacks, payment network rules, account takeover, identity fraud, money laundering, or other illicit activity. Failures of controls or adverse actions by payment processors, banks, card networks, or regulators may increase costs, result in fines or litigation, restrict the ability to accept payments, or reduce customer activity, which could negatively affect issuers held by the Fund.

Corgi Sports Betting & Gambling ETF | Responsible Gaming, Litigation, and Reputation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Responsible Gaming, Litigation, and Reputation Risk.
Concerns about gambling harm, advertising practices, and integrity can lead to stricter rules, fines, lawsuits, and reputational damage. Adverse events may reduce consumer participation and increase compliance costs.

Corgi Sports Betting & Gambling ETF | Consumer Discretionary Spending and Economic Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Spending and Economic Sensitivity Risk.
Demand for sports betting, casino gaming, and related entertainment may be sensitive to economic conditions, interest rates, inflation, and changes in consumer discretionary spending. During economic downturns or periods of reduced consumer confidence, wagering and gaming activity may decline, which could adversely affect the revenues and profitability of companies held by the Fund.

Corgi Sports Betting & Gambling ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Sports Betting & Gambling ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Travel & Leisure ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Travel & Leisure ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.
The Fund will concentrate its investments in the travel and leisure industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Travel & Leisure ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Travel & Leisure ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Travel & Leisure ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Travel & Leisure ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Travel & Leisure ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Travel & Leisure ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Travel & Leisure ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Travel & Leisure ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Travel & Leisure ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Travel & Leisure ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Travel & Leisure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Travel & Leisure ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Travel & Leisure ETF | Travel Demand Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Travel Demand Cyclicality Risk.
Travel and leisure spending can decline sharply during recessions, consumer confidence drops, higher interest rates, or corporate travel reductions. High fixed cost models can amplify earnings volatility for airlines, hotels, cruise operators, and other travel providers.

Corgi Travel & Leisure ETF | Public Health and Safety Event Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Public Health and Safety Event Risk.
Pandemics, disease outbreaks, geopolitical instability, terrorism, extreme weather, and other safety concerns can reduce travel demand, lead to capacity restrictions, and increase operating costs. Rapid changes in travel advisories, insurance availability, and border or entry policies can disrupt planning and revenue.

Corgi Travel & Leisure ETF | Fuel, Labor, and Operating Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fuel, Labor, and Operating Cost Risk.
Many travel and leisure businesses are exposed to fuel prices, labor costs, and supply constraints. Cost inflation can reduce profitability, particularly when pricing power is limited by competitive conditions or demand softness.

Corgi Travel & Leisure ETF | Cruise and Tour Operator Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cruise and Tour Operator Industry Risk.
Cruise lines and tour operators may be affected by public health and safety events, extreme weather, fuel costs, itinerary disruptions, port access limitations, environmental regulation, and reputational harm. These companies often have high fixed costs and significant capital needs, which can amplify earnings volatility and may cause their securities to decline in value.

Corgi Travel & Leisure ETF | Seasonality and Discretionary Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Seasonality and Discretionary Spending Risk.
Many travel and leisure companies experience seasonal demand patterns and rely on discretionary consumer spending. Shifts in holiday timing, weather, or consumer preferences can create uneven revenue and cash flow and may pressure margins during off peak periods.

Corgi Travel & Leisure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Travel & Leisure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. War Machine ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi U.S. War Machine ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.

The Fund will concentrate its investments in the defense and aerospace industries and oil and gas industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi U.S. War Machine ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.

The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi U.S. War Machine ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.

Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi U.S. War Machine ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.

The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi U.S. War Machine ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.

Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi U.S. War Machine ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.

Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi U.S. War Machine ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.

As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi U.S. War Machine ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi U.S. War Machine ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.

Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi U.S. War Machine ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.

The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. War Machine ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.

The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi U.S. War Machine ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.

The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. War Machine ETF | Conflict and Spending Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflict and Spending Cycle Risk.

The Fund's theme may be affected by changes in geopolitical conditions and the pace and composition of defense and security spending. Increased conflict or heightened tensions may increase demand for certain defense and security goods and services, while de-escalation, ceasefires, shifts in threat priorities, or changes in procurement focus can reduce demand, backlog visibility, and valuations.

Corgi U.S. War Machine ETF | Government Contract and Program Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Contract and Program Concentration Risk.

Defense oriented companies may depend on a limited number of large government customers, contract awards, and multi year programs. Budget negotiations, procurement delays, program cancellations, contract disputes, performance issues, and changes in payment timing can create revenue volatility, margin pressure, and working capital strain.

Corgi U.S. War Machine ETF | Export Controls, Sanctions, and Defense Industry Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls, Sanctions, and Defense Industry Regulation Risk.

Defense- and national security-related companies may be subject to extensive regulation and oversight, including export controls, licensing requirements, sanctions, and restrictions on sales to certain countries, entities, or end users. Changes in laws, regulations, or enforcement priorities may limit a company's ability to sell products or services, delay deliveries, increase compliance costs, or result in penalties or reputational harm, which could adversely affect the value of the Fund's investments.

Corgi U.S. War Machine ETF | Reputational and Controversy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Controversy Risk.

Defense, national security, and fossil fuel related businesses may be subject to heightened public scrutiny, activism, and reputational risk, including in connection with how products are used in conflicts, customer selection, human rights considerations, or environmental impacts. Adverse publicity, consumer or employee backlash, litigation, or restrictions by business partners, lenders, or investors may reduce demand, increase costs, limit access to capital or insurance, or pressure valuations of companies held by the Fund.

Corgi U.S. War Machine ETF | Cybersecurity and Information Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Information Security Risk.

Companies involved in secure communications, intelligence, surveillance, sensing, mission software, cybersecurity, and other defense- and security-related technologies may be exposed to heightened cybersecurity and information security risks. Cyber incidents, data breaches, supply chain compromises, or system failures could disrupt operations, result in liability or loss of contracts, increase remediation costs, and damage reputations, which could cause the value of the Fund's investments to decline.

Corgi U.S. War Machine ETF | Critical Infrastructure Disruption and Catastrophe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Critical Infrastructure Disruption and Catastrophe Risk.

Companies in which the Fund may invest may own, operate, or depend on critical infrastructure such as refineries, pipelines, storage terminals, liquefied natural gas facilities, ports, and industrial or defense production sites. These assets may be exposed to operational failures, accidents, fires, explosions, weather-related events, or other catastrophic events, as well as physical sabotage or attacks. Such events may cause business interruptions, supply disruptions, loss of production, contractual penalties, increased insurance and security costs, environmental liabilities, and significant capital expenditures, any of which may adversely affect the value of the Fund's investments.

Corgi U.S. War Machine ETF | Oil and Gas Price and Margin Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Oil and Gas Price and Margin Volatility Risk.

Oil and gas companies may be sensitive to commodity price changes, supply disruptions, production decisions, refinery margins, transportation constraints, and inventory dynamics. Periods of declining prices or narrowing margins can reduce cash flows and investment activity, while regulatory and environmental incidents can increase costs and liabilities.

Corgi U.S. War Machine ETF | Energy Transition and Environmental Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Transition and Environmental Regulation Risk.

Oil and gas companies may be affected by environmental and climate-related regulation, emissions limits, permitting requirements, litigation, and changes in consumer and investor preferences. These factors may increase costs, restrict operations, reduce demand for fossil fuels, or result in stranded assets, which could adversely affect the value of the Fund's investments.

Corgi U.S. War Machine ETF | SPV and Private Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
SPV and Private Investment Risk.

The Fund may gain exposure through special purpose vehicles, which can be less transparent, more thinly traded, and more volatile than operating companies. These structures may involve conflicts of interest, additional fees, dilution from sponsor promotions and warrants, deal deadline pressure that can lead to weaker transactions or liquidation, valuation uncertainty, and limits on liquidity or transfers, any of which can increase losses or make it difficult to exit at a favorable price.

Corgi U.S. War Machine ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. War Machine ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Buy Now Pay Later ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Buy Now Pay Later ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the buy now pay later industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Buy Now Pay Later ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Buy Now Pay Later ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Buy Now Pay Later ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Buy Now Pay Later ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Buy Now Pay Later ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Buy Now Pay Later ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Buy Now Pay Later ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Buy Now Pay Later ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Buy Now Pay Later ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Buy Now Pay Later ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Buy Now Pay Later ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Buy Now Pay Later ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Buy Now Pay Later ETF | Cybersecurity, Data Privacy, and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity, Data Privacy, and Fraud Risk.
Companies in the buy now, pay later (BNPL) and point of sale financing ecosystem rely on digital platforms and collect, store, and process sensitive consumer, identity, transaction, and behavioral data. These companies may be targets of cybersecurity incidents, account takeovers, payment fraud, credential theft, synthetic identity fraud, or service disruptions, including through third party vendors and payment partners. Security breaches or privacy failures may result in financial losses, increased chargebacks and fraud expenses, regulatory investigations, litigation, remediation costs, operational downtime, and loss of consumer and merchant trust, any of which could adversely affect revenues, profitability, and the value of the Fund's investments.

Corgi Buy Now Pay Later ETF | Credit Loss and Underwriting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Loss and Underwriting Risk.
Buy now, Pay later (BNPL) and installment products are exposed to consumer default risk, fraud, and underwriting errors. Higher delinquencies can increase provisions, reduce profitability, and lead to tighter credit standards that slow growth. To the extent providers expand into or have greater exposure to lower credit quality consumers or higher risk segments, delinquency and loss rates may increase materially, especially during periods of economic stress, which could adversely affect earnings and valuations.

Corgi Buy Now Pay Later ETF | Competition and Margin Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Margin Pressure Risk.
The buy now, pay later (BNPL) and point of sale financing industry is highly competitive and may be subject to pricing pressure, promotional subsidies, and changes in merchant economics. Increased competition from banks, card networks, fintechs, and large technology platforms may reduce take rates, increase customer and merchant acquisition costs, and compress margins, which could adversely affect the value of the Fund's investments.

Corgi Buy Now Pay Later ETF | Funding, Interest Rate, and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Funding, Interest Rate, and Liquidity Risk.
Many buy now, pay later (BNPL) models rely on access to capital markets, bank partnerships, or securitization funding. Rising interest rates, wider credit spreads, or reduced liquidity can increase funding costs and compress unit economics.

Corgi Buy Now Pay Later ETF | Bank Partnership and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bank Partnership and Counterparty Risk.
Many companies in the buy now, pay later (BNPL) and point of sale financing ecosystem rely on bank partners, payment processors, networks, and other counterparties to originate, fund, process, or settle transactions. Termination, non-renewal, or adverse changes in the terms of these relationships, or counterparty financial distress or operational failures, could disrupt operations, increase costs, reduce product availability, or result in losses.

Corgi Buy Now Pay Later ETF | Regulatory and Consumer Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Consumer Protection Risk.
Installment credit is subject to evolving consumer protection, disclosure, and lending rules. New regulation, enforcement actions, or restrictions on fees and underwriting practices can increase compliance costs and limit product offerings.

Corgi Buy Now Pay Later ETF | Reputational and Consumer Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Consumer Trust Risk.
Buy now, pay later (BNPL) and other installment payment products may be subject to heightened public scrutiny regarding consumer affordability, transparency of terms, marketing practices, data use, and collections or servicing practices. Negative publicity, advocacy campaigns, social media backlash, or highly publicized customer harm events may reduce adoption, increase customer churn, limit merchant partnerships, increase regulatory and compliance burdens, or require changes to product features and pricing, which could adversely affect issuers held by the Fund.

Corgi Buy Now Pay Later ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Buy Now Pay Later ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Space & Satellite Communications ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Space & Satellite Communications ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the space and satellite communications industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Space & Satellite Communications ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Space & Satellite Communications ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Space & Satellite Communications ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Space & Satellite Communications ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Space & Satellite Communications ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Space & Satellite Communications ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Space & Satellite Communications ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Space & Satellite Communications ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Space & Satellite Communications ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Space & Satellite Communications ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Space & Satellite Communications ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Space & Satellite Communications ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Space & Satellite Communications ETF | Launch, Deployment, and Mission Failure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Launch, Deployment, and Mission Failure Risk.
Space systems face risks of launch failure, satellite deployment anomalies, and on orbit malfunction. A single failure can result in significant losses, service interruptions, higher insurance costs, and reduced customer confidence.

Corgi Space & Satellite Communications ETF | Capital Intensity and Long Payback Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Long Payback Risk.
Space projects often require large upfront investment with long development and revenue cycles. Delays in manufacturing, launch schedules, or customer adoption can impair returns and require additional financing.

Corgi Space & Satellite Communications ETF | Spectrum, Licensing, and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Spectrum, Licensing, and Regulatory Risk.
Satellite communications depend on spectrum rights, international coordination, licensing, and compliance with space and telecom rules. Changes in regulation, interference disputes, or loss of licenses can limit operations and reduce expected revenues.

Corgi Space & Satellite Communications ETF | Space Environment and Debris Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Space Environment and Debris Risk.
Space-based operations may be affected by the space environment, including radiation, solar activity, and increasing orbital congestion. Collisions or close-approach events involving space debris or other satellites can result in damage, service interruptions, loss of assets, increased costs, and regulatory scrutiny. Requirements related to collision avoidance and end-of-life disposal may increase operating costs or limit operational flexibility.

Corgi Space & Satellite Communications ETF | Government Customer, Policy, and Budget Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Customer, Policy, and Budget Risk.
Certain companies in the Fund's theme may have significant exposure to government customers or may be affected by government policy decisions. Changes in government budgets, procurement priorities, contract awards, renewal timing, security requirements, or regulatory and policy frameworks may reduce demand or delay revenues for companies held by the Fund.

Corgi Space & Satellite Communications ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Space & Satellite Communications ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Digital Banking & Fintech Infrastructure ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Digital Banking & Fintech Infrastructure ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the digital banking & fintech industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Digital Banking & Fintech Infrastructure ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Digital Banking & Fintech Infrastructure ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Digital Banking & Fintech Infrastructure ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Digital Banking & Fintech Infrastructure ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Digital Banking & Fintech Infrastructure ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Digital Banking & Fintech Infrastructure ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Digital Banking & Fintech Infrastructure ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Digital Banking & Fintech Infrastructure ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Digital Banking & Fintech Infrastructure ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Digital Banking & Fintech Infrastructure ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Digital Banking & Fintech Infrastructure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Digital Banking & Fintech Infrastructure ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Digital Banking & Fintech Infrastructure ETF | Digital Banking Fintech Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Banking & Fintech Infrastructure Companies Risk.
Companies in the digital banking and fintech infrastructure ecosystem may be more sensitive to rapid technological change, shifting customer preferences, and competitive pressures from banks, card networks, and large technology firms. These companies may also experience higher volatility and valuation sensitivity to growth expectations.

Corgi Digital Banking & Fintech Infrastructure ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Digital banking and fintech activities are subject to extensive regulation and oversight, including consumer protection, payments, lending, money transmission, privacy, and financial crime compliance. Regulatory changes, increased supervision, or enforcement actions could increase costs, restrict business practices, or adversely affect growth and profitability. Companies may also be subject to anti-money laundering and sanctions compliance requirements, and failures in transaction monitoring, customer due diligence, or related controls may result in fines, remediation costs, restrictions on growth, loss of licenses or partners, and reputational harm.

Corgi Digital Banking & Fintech Infrastructure ETF | Bank Partnership and BankingasaService (BaaS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bank Partnership and Banking-as-a-Service ("BaaS") Risk.
Many fintech companies rely on sponsor banks and other regulated partners to originate loans, hold deposits, issue cards, or access payment rails. Changes to, disruptions of, or termination of these relationships (including due to regulatory expectations or partner risk controls) may materially harm a company's business and could negatively impact the Fund. In addition, many such companies rely on third party processors and networks to route, clear, and settle transactions. Outages, settlement failures, operational errors, pricing changes, or loss of access to these services could disrupt operations, increase costs, or result in losses or liability.

Corgi Digital Banking & Fintech Infrastructure ETF | Credit and Funding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Funding Risk.
To the extent the Fund invests in companies involved in lending, credit, or financing activities, those companies may be exposed to borrower defaults, fraud, underwriting errors, and adverse economic conditions. Many such business models also depend on access to bank facilities, securitization markets, or other funding sources, and higher interest rates, wider credit spreads, or reduced liquidity may increase funding costs and compress unit economics. Changes in interest rates and yield curve dynamics may also affect origination demand, portfolio performance, and, where applicable, net interest margins and profitability.

Corgi Digital Banking & Fintech Infrastructure ETF | Cybersecurity, Data Privacy, and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity, Data Privacy, and Fraud Risk.
Digital financial services involve sensitive customer and transaction data and are frequent targets for cyberattacks, account takeover, scams, and other fraud. Security incidents, privacy compliance failures, or elevated fraud losses may cause operational disruption, reputational harm, litigation, and regulatory penalties.

Corgi Digital Banking & Fintech Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Digital Banking & Fintech Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Lithography & Semiconductor Photonics ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Lithography & Semiconductor Photonics ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the EUV and photonics industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Lithography & Semiconductor Photonics ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Lithography & Semiconductor Photonics ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Lithography & Semiconductor Photonics ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Lithography & Semiconductor Photonics ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Lithography & Semiconductor Photonics ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Lithography & Semiconductor Photonics ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Lithography & Semiconductor Photonics ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Lithography & Semiconductor Photonics ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Lithography & Semiconductor Photonics ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Lithography & Semiconductor Photonics ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Lithography & Semiconductor Photonics ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Lithography & Semiconductor Photonics ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Lithography & Semiconductor Photonics ETF | Lithography Semiconductor Photonics Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lithography & Semiconductor Photonics Companies Risk.
Companies involved in EUV lithography and photonics may be particularly sensitive to rapid technological change, high research and development costs, and competitive pressures, which can lead to significant volatility in their stock prices.

Corgi Lithography & Semiconductor Photonics ETF | Semiconductor Industry and Capital Spending Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry and Capital Spending Cycle Risk.
A significant portion of the EUV and photonics ecosystem depends on semiconductor industry demand and capital expenditures. Reductions in wafer-fab equipment spending, slower end-market demand, or inventory corrections may reduce orders, margins, and earnings for companies held by the Fund.

Corgi Lithography & Semiconductor Photonics ETF | Customer and Supply Chain Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Supply Chain Concentration Risk.
Certain EUV and photonics markets are characterized by a limited number of customers, suppliers, and specialized component manufacturers. Order timing, qualification cycles, production constraints, or disruptions at a small number of key counterparties could materially affect revenues and operating results.

Corgi Lithography & Semiconductor Photonics ETF | Export Controls and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls and Geopolitical Risk.
EUV lithography, advanced semiconductors, and related photonics technologies may be subject to export controls, sanctions, and other trade restrictions. Changes in government policy or geopolitical tensions may restrict sales, limit end-market access, disrupt supply chains, or increase compliance costs.

Corgi Lithography & Semiconductor Photonics ETF | Technology, Manufacturing, and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology, Manufacturing, and Execution Risk.
EUV and photonics products often require highly precise manufacturing, complex integration, and long development and qualification cycles. Product defects, delays, yield challenges, reliability issues, or failures to meet performance requirements may lead to lost business, warranty costs, reputational harm, and reduced profitability.

Corgi Lithography & Semiconductor Photonics ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Lithography & Semiconductor Photonics ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Drones & Urban Air Mobility ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Drones & Urban Air Mobility ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund will concentrate its investments in the drones and UAM/AAM industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi Drones & Urban Air Mobility ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Drones & Urban Air Mobility ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Drones & Urban Air Mobility ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Drones & Urban Air Mobility ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi Drones & Urban Air Mobility ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi Drones & Urban Air Mobility ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi Drones & Urban Air Mobility ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Drones & Urban Air Mobility ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Drones & Urban Air Mobility ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Drones & Urban Air Mobility ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Drones & Urban Air Mobility ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Drones & Urban Air Mobility ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Drones & Urban Air Mobility ETF | Drone and Urban Air Mobility Industry and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Drone and Urban Air Mobility Industry and Technology Risk.
Companies in the drones, unmanned aircraft systems ("UAS"), and urban air mobility and advanced air mobility ("UAM/AAM") ecosystem may be affected by rapid technological change, evolving end-user adoption, intense competition, and the need for continued investment in research and development. The Fund's investments may also be exposed to the risk that drone, autonomy, sensing, communications, or battery technologies become outdated, are displaced by new solutions, or fail to perform as intended in real-world conditions.

Corgi Drones & Urban Air Mobility ETF | Regulatory, Airspace Integration, and DataPrivacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Airspace Integration, and Data/Privacy Risk.
Drone and UAM/AAM operations are subject to complex and evolving laws, regulations, and approvals, including rules governing airspace access, safety, flight operations (including beyond visual line of sight ("BVLOS") permissions and operations in controlled airspace), remote identification, privacy, and data usage. Regulatory delays, restrictive rules, or changes in enforcement could limit growth, restrict use cases, or increase costs.

Corgi Drones & Urban Air Mobility ETF | Certification, Safety, Reliability, and Systems Integrity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Certification, Safety, Reliability, and Systems Integrity Risk.
UAM/AAM and certain drone applications may require aircraft certification, operational approvals, and demonstrated safety and reliability. Accidents, battery incidents, software failures, navigation errors, jamming/spoofing, or perceived safety issues could result in litigation, reputational harm, product redesigns or recalls, higher insurance costs, regulatory actions, or reduced demand.

Corgi Drones & Urban Air Mobility ETF | CounterUnmanned Aircraft Systems, GovernmentDefense Demand, Supply Chain, and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counter-Unmanned Aircraft Systems, Government/Defense Demand, Supply Chain, and Geopolitical Risk.
Companies providing counter-unmanned aircraft systems ("counter-UAS"), surveillance, or public safety technologies may be exposed to political and regulatory scrutiny, restrictions on use, procurement delays, litigation, and reputational risks related to privacy, civil liberties, or law enforcement practices. Some portfolio companies may also depend on government customers or defense-adjacent demand, which can be impacted by budget cycles, contract delays, changing priorities, export controls, and heightened regulatory oversight. In addition, the ecosystem often relies on specialized components and global supply chains (including semiconductors, sensors, batteries, and certain critical inputs), and shortages, quality issues, sanctions, trade restrictions, or other geopolitical developments could increase costs or delay deliveries.

Corgi Drones & Urban Air Mobility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Drones & Urban Air Mobility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi IP Licensing & Royalties ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi IP Licensing & Royalties ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.

The Fund will concentrate its investments in industries and business models materially driven by IP licensing, royalty streams, standards-essential technologies, brand and trademark monetization, content and franchise economics, and other IP-related revenue models. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

Corgi IP Licensing & Royalties ETF | AP and Market Maker Dependence Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.

The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi IP Licensing & Royalties ETF | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.

Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi IP Licensing & Royalties ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.

The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi IP Licensing & Royalties ETF | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.

Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Corgi IP Licensing & Royalties ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.

Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Corgi IP Licensing & Royalties ETF | Foreign Securities and Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Depositary Receipts Risk.

Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Corgi IP Licensing & Royalties ETF | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.

As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi IP Licensing & Royalties ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi IP Licensing & Royalties ETF | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.

Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi IP Licensing & Royalties ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.

The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi IP Licensing & Royalties ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.

The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi IP Licensing & Royalties ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.

The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi IP Licensing & Royalties ETF | Intellectual Property Monetization Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property Monetization Strategy Risk.

The Fund focuses on companies whose business models depend in part on the creation, protection, and monetization of intellectual property ("IP"). IP-driven revenues and valuations can change quickly due to technology shifts, legal outcomes, competitive dynamics, and changes in the market's willingness to pay for IP, which could cause the Fund to underperform other equity funds.

Corgi IP Licensing & Royalties ETF | IP Revenue Variability, Contract Concentration, and Collection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IP Revenue Variability, Contract Concentration, and Collection Risk.

IP-related revenues may be less predictable than product sales and may be affected by the timing of contract renewals, new licensing agreements, audits, true-ups, litigation outcomes, or one-time settlements. Certain issuers may rely on a limited number of large licensees, distribution partners, platforms, or franchise counterparties. Underreporting, delayed payments, disagreements over calculations, counterparty financial distress, or bankruptcy of a significant licensee or distributor may reduce collections and increase costs.

Corgi IP Licensing & Royalties ETF | IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk.

Companies that monetize IP may be involved in litigation, arbitration, or administrative proceedings regarding infringement, validity, enforceability, ownership, or contract interpretation. These matters are costly and uncertain and may result in adverse judgments, injunctions, reduced royalty rates, unfavorable settlements, or reputational harm. IP licensing, platform policies, and certain monetization practices may also be subject to competition laws and other regulatory regimes. Regulatory investigations, enforcement actions, or reforms affecting damages, injunction standards, licensing practices, or platform and distribution rules could increase compliance costs or reduce monetization opportunities.

Corgi IP Licensing & Royalties ETF | Patent and Technology Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Patent and Technology Relevance Risk.

The value of patent portfolios may decline as patents expire, are challenged or invalidated, or become less relevant to new technologies and product architectures. IP monetization may also be sensitive to changes in technology standards and platform economics (for example, transitions between wireless generations, new device architectures, codecs, or distribution platforms). If an issuer's IP becomes less important to prevailing standards or platforms, licensing demand, negotiation leverage, and royalty rates may decline.

Corgi IP Licensing & Royalties ETF | Content, Brand, Intangible Asset, and CrossBorder Enforcement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Content, Brand, Intangible Asset, and Cross-Border Enforcement Risk.

For issuers whose IP is primarily content, characters, brands, or trademarks, monetization depends on consumer preferences, cultural trends, release execution, advertising demand, and distribution economics. Underperformance of key releases, unfavorable changes in platform or distributor terms, piracy, or brand dilution can reduce revenues and profitability. The value of acquired IP, content libraries, trademarks, and other intangible assets can be difficult to assess and may be written down if expected cash flows decline. IP rights and remedies vary by jurisdiction, and changes in foreign laws, court practices, trade restrictions, sanctions, or geopolitical developments may reduce the effectiveness of IP protection or limit the ability to monetize IP globally.

Corgi IP Licensing & Royalties ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi IP Licensing & Royalties ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.